Note 9 - Segmented Information (Detail) - Schedule of revenue by major customers (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Total revenue (in Dollars)	$ 9,950	$ 2,678	$ 27,528	$ 17,759
Number of customers with over 10% of total revenue	2	2	1	1
Customer share as a percent of total revenue	59.00%	30.00%	37.00%	11.00%